Business combination - Total purchase price (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Nov. 30, 2021	Jul. 31, 2021	Dec. 31, 2021
Total purchase price
Contingent consideration at fair value			¥ 18,936
Pinzhi
Total purchase price
Cash consideration		¥ 38,940
Contingent consideration at fair value		45,000
Total		¥ 83,940
Yincheng Limited
Total purchase price
Cash consideration	¥ 13,875
Contingent consideration at fair value	15,700
Capital injection	6,000
Total	¥ 35,575